Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Impairment losses
Goodwill	€ 21,918	€ 20,514
Germany
Impairment losses
Goodwill	16,092	15,985
UK
Impairment losses
Goodwill	2,050	774
Vodacom
Impairment losses
Goodwill	1,601	1,593
Other
Impairment losses
Goodwill	€ 2,175	€ 2,162